Financial Assets at Fair Value Through Other Comprehensive Income-2018	12 Months Ended
Dec. 31, 2018
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Financial Assets at Fair Value Through Other Comprehensive Income-2018
9.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME-2018

December 31, 2018
NT$
(In Millions)
Investments in debt instruments at FVTOCI
Corporate bonds	$40,753.6
Agency bonds/Agency mortgage-backed securities	31,288.8
Asset-backed securities	15,670.3
Government bonds	11,151.3
Commercial paper	107.6

98,971.6

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	3,910.7
Publicly traded stocks	590.1

4,500.8

$103,472.4

Current	$99,561.7
Noncurrent	3,910.7

$103,472.4

These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as FVTOCI.

For the year ended December 31, 2018, the Company sold shares of stocks for NT$840.6 million mainly because the strategic purpose no longer exists and the non-publicly traded investee has been merged. The related other equity-unrealized gain or loss on financial assets at FVTOCI of NT$1,193.1 million was transferred to decrease retained earnings.

For dividends from equity investments designated as at FVTOCI recognized during the year ended December 31, 2018, please refer to Note 28. All the dividends are from investments held at the end of the reporting period.

As of December 31, 2018, the cumulative loss allowance for expected credit loss of NT$29.7 million is recognized under investments in debt instruments at FVTOCI. Refer to Note 36 for information relating to their credit risk management and expected credit loss.

Investments in equity and debt instruments at FVTOCI were classified as available-for-sale financial assets and cost methods (only for equity instruments) under IAS 39. Refer to Notes 4 and 10 (only for equity instruments) for information relating to their reclassification and comparative information for 2017.